Insurance benefits - Narrative (Details) - GBP (£) £ in Millions	Jun. 11, 2025	Jun. 30, 2025	Dec. 31, 2024
Disclosure of analysis of insurance business [Line Items]
Liabilities arising from insurance and participating investment contracts		£ 124,981	£ 122,087
Deferred tax assets		4,428	5,005
Disposal groups classified as held for sale
Disclosure of analysis of insurance business [Line Items]
Contracts held with reinsurers	£ 4,900
Liabilities arising from insurance and participating investment contracts	5,100	£ 0	£ (5,268)
Goodwill	50
Deferred tax assets	9
Contractual service margin recognised for services provided	179
Gain (loss) recognised on measurement to fair value less costs to sell or on disposal of assets or disposal groups constituting discontinued operation	£ 120